Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Associated Expense Recognized in Prior Periods	Additionally, in accordance with the agreements, certain Terminated Employees have forfeited their right to certain share grants. Upon cancellation of these shares, the Company has reversed the associated expense recognized in prior periods.
Accrued separation expense	$4,680,000
Stock based compensation for RSU issued upon separation	1,724,914
Other payments	283,314
Forfeiture of RSUs(1)	(6,702,745)
Severance expense, net	$(14,516)

(1)      Reversal of previously recognized stock-based compensation expense.